Trade Receivables	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Trade Receivables

(6) Trade Receivables

Trade receivables are classified as financial assets measured at amortized cost.

Trade receivables as of March 31, 2018 and 2019 consist of the following:

	Yen (millions)
	2018	2019
Trade accounts and notes receivable	¥688,102	¥712,180
Other	126,750	93,620
Allowance for impairment losses	(14,389)	(12,555)

Total	¥800,463	¥793,245

The changes in the allowance for impairment losses on trade receivables for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen (millions)
	2017	2018	2019
Balance at beginning of year	¥15,888	¥14,510	¥14,389

Remeasurement	¥5,046	¥858	¥251
Write-offs	(6,389)	(706)	(1,590)
Exchange differences on translating foreign operations	(35)	(273)	(495)

Balance at end of year	¥14,510	¥14,389	¥12,555

Comparative amounts for the years ended March 31, 2017 and 2018 represent the allowance for impairment losses under IFRS 9 (2013). The allowance for impairment losses on trade receivables for the year ended March 31, 2019 is continuously measured at an amount equal to the lifetime expected credit losses.